Income Taxes - Reconciliation of our Uncertain Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Uncertain tax positions-
Balance January 1	$ 111	$ 123	$ 114
Gross increases in tax positions in current period	6	6	7
Gross increases in tax positions in prior period	2	2	14
Gross decreases in tax positions in prior period	(2)	(5)	(4)
Gross decreases-settlements	0	0	(1)
Gross decreases-statute of limitations expired	(5)	(15)	(7)
Balance December 31	$ 112	$ 111	$ 123